Financial liabilities measured at FVTPL (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities Measured At Fair Value Through Profit Or Loss [Abstract]
Summary of movement of warrant liability

The movement of warrant liabilities during the years presented is set out as below:

	For the year ended December 31,
	2022	2023
	RMB’000	RMB’000
As of January 1	74,357	72,112
Deemed distribution to a preferred shareholder (Note (ii))	—	32,767
Issuance of warrant liabilities	143,829	—
Inducement charges (Note(i))	125,213	—
Fair value changes	(25,308)	4,549
Exercised by the investors to subscribe for preferred shares
–Convertible redeemable preferred shares (Note 23(b))	(173,017)	—
–Other reserve (Note 29(b)(iii))	(79,512)	(111,055)
Foreign exchange effect	6,550	1,627
As of December 31	72,112	—

Notes:

(i)	In 2022, certain warrants were granted to certain preferred shares’ investors without additional consideration, when the Company issued convertible redeemable preferred shares to these investors. Under the warrants, these investors have the right to subscribe for more preferred shares at a predetermined price with certain discounts during a specific period. The initial fair value of these warrants is treated as an inducement charge for the financing activities.
(ii)	In May 2023, the Company amended a warrant issued in 2018 to a preferred shareholder with nominal consideration. The warrant became exercisable as amended to subscribe for 1,382,929 shares of Series A Preferred Shares at a predetermined nominal price during a specific period. The fair value changes of the warrant of RMB 32.8 million due to the amendment was treated as a deemed distribution to this preferred shareholder.

Summary of warrants were measured at binomial option pricing model	The warrants were remeasured as of the end of each year presented utilizing the binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2022		2023
Expected volatility	58.1%		53.8%
Risk-free interest rate (per annum)	4.4%		4.3%
Expected dividend yield	0%		0%
Expected term	1.0–6.0	years	2.5	years